Financial Instruments - Carrying Amount of Financing Liabilities (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 127,697,000	$ 105,753,000
Unsecured bank loans received	19,038,000	16,982,000
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	208,515,000	180,643,000
Liquidity risk | Senior secured revolving credit facility (the "Credit Facility")
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	82,512,000	66,631,000
Liquidity risk | Secured loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	13,192,000	8,596,000
Liquidity risk | Subordinated unsecured loan
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	20,000,000	17,500,000
Liquidity risk | Purchase Payable Non Interest Bearing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 11,993,000	$ 13,026,000